Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
Beginning of period	$ 46.0	$ 55.6
Cost of unsalvageable parts	(20.3)	(25.6)
Reduction to sales, net of salvage	20.2	21.0
End of period	$ 45.9	$ 51.0